Fair value measurements - Financial instruments disclosed, but not carried at fair value (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2011
Financial instruments not carried at fair value
Debt	$ 697.7	$ 723.2	$ 396.2
Carrying Value | Series A preference shares
Financial instruments not carried at fair value
Redeemable preference shares	108.8	106.1
Carrying Value | Perpetual non-cumulative preferred stock
Financial instruments not carried at fair value
Preference shares			250.0
2017 SEK Subordinated Notes
Financial instruments not carried at fair value
Debt	304.6	330.7
2017 SEK Subordinated Notes | Carrying Value
Financial instruments not carried at fair value
Debt	304.6	330.7
2016 SIG Senior Notes
Financial instruments not carried at fair value
Debt	393.1	392.5	392.5
2016 SIG Senior Notes | Carrying Value
Financial instruments not carried at fair value
Debt	393.1	392.5	392.5
Old Lyme Note
Financial instruments not carried at fair value
Debt			3.7	$ 2.1
Old Lyme Note | Carrying Value
Financial instruments not carried at fair value
Debt			3.7
Level 3 | Fair Value | Series A preference shares
Financial instruments not carried at fair value
Redeemable preference shares	95.0	90.0
Level 3 | Fair Value | Perpetual non-cumulative preferred stock
Financial instruments not carried at fair value
Preference shares			252.8
Level 3 | 2017 SEK Subordinated Notes | Fair Value
Financial instruments not carried at fair value
Debt	313.7	341.4
Level 3 | 2016 SIG Senior Notes | Fair Value
Financial instruments not carried at fair value
Debt	$ 367.2	$ 392.3	382.4
Level 3 | Old Lyme Note | Fair Value
Financial instruments not carried at fair value
Debt			$ 3.7